UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03826

AIM Sector Funds (Invesco Sector Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:      04/30

Date of reporting period:      7/31/18

Item 1. Schedule of Investments.

Invesco American Value Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2018

invesco.com/us	VK-AMVA-QTR-1	09/18	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.11%

Aerospace & Defense–2.08%

Textron Inc.	417,914	$28,530,989

Apparel, Accessories & Luxury Goods–4.21%

Hanesbrands, Inc.	1,124,936	25,041,075

Tapestry, Inc.	692,572	32,633,993
		57,675,068

Automotive Retail–1.53%

Advance Auto Parts, Inc.	148,337	20,949,635

Building Products–2.46%

Johnson Controls International PLC	897,691	33,672,389

Communications Equipment–4.14%

ARRIS International PLC (b)	1,246,528	31,487,297

Ciena Corp. (b)	996,751	25,317,476
		56,804,773

Consumer Finance–2.15%

Santander Consumer USA Holdings Inc.	1,532,865	29,492,323

Copper–2.03%

Freeport-McMoRan Inc.	1,689,779	27,881,354

Distributors–1.52%

LKQ Corp. (b)	622,728	20,873,843

Diversified Chemicals–2.38%

Eastman Chemical Co.	315,354	32,676,981

Diversified REITs–3.73%

Forest City Realty Trust, Inc. -Class A	967,866	24,167,614

Liberty Property Trust	630,385	27,018,301
		51,185,915

Electric Utilities–2.44%

FirstEnergy Corp.	945,530	33,500,128

Electronic Equipment & Instruments–2.22%

Keysight Technologies, Inc. (b)	524,188	30,402,904

Health Care Distributors–1.68%

AmerisourceBergen Corp.	281,578	23,041,528

Health Care Facilities–2.31%

Encompass Health Corp.	419,265	31,709,012

Health Care Services–2.65%

DaVita Inc. (b)	517,002	36,334,901

	Shares	Value

Hotels, Resorts & Cruise Lines–4.72%

Norwegian Cruise Line Holdings Ltd. (b)	436,009	$21,813,530

Royal Caribbean Cruises Ltd.	380,770	42,935,625
		64,749,155

Insurance Brokers–5.58%

Arthur J. Gallagher & Co.	517,754	36,941,748

Willis Towers Watson PLC	247,819	39,507,305
		76,449,053

Investment Banking & Brokerage–2.43%

Stifel Financial Corp.	602,873	33,236,388

IT Consulting & Other Services–1.38%

Teradata Corp. (b)	492,756	18,867,627

Life & Health Insurance–1.47%

Athene Holding Ltd. -Class A (b)	439,738	20,170,782

Marine–2.19%

Kirby Corp. (b)	359,809	30,026,061

Oil & Gas Equipment & Services–2.65%

TechnipFMC PLC (United Kingdom)	1,115,301	36,303,048

Oil & Gas Exploration & Production–10.62%

Anadarko Petroleum Corp.	509,867	37,296,771
Devon Energy Corp.	837,857	37,711,944
Marathon Oil Corp.	1,523,651	32,179,509
Noble Energy, Inc.	1,066,050	38,473,744
		145,661,968

Other Diversified Financial Services–2.15%

Voya Financial, Inc.	584,023	29,504,842

Pharmaceuticals–2.56%

Mylan N.V. (b)	940,317	35,083,227

Regional Banks–14.30%

Comerica Inc.	438,052	42,464,761
First Horizon National Corp.	1,877,935	33,596,257
KeyCorp	2,205,686	46,032,667
Wintrust Financial Corp.	381,631	33,480,487
Zions Bancorp.	782,451	40,452,717
		196,026,889

Research & Consulting Services–2.03%

Dun & Bradstreet Corp. (The)	221,205	27,847,497

Specialized REITs–1.41%

Life Storage, Inc.	200,995	19,287,480

See accompanying notes which are an integral part of this schedule.

Invesco American Value Fund

	Shares	Value

Specialty Chemicals–2.69%

W.R. Grace & Co.	499,706	$36,908,285

Systems Software–1.12%

Symantec Corp.	757,361	15,313,839

Trucking–2.28%

Ryder System, Inc.	399,039	31,244,754
Total Common Stocks & Other Equity Interests (Cost $1,042,943,437)		1,331,412,638

Money Market Funds–3.45%

Invesco Government & Agency Portfolio –Institutional Class, 1.82% (c)	16,565,438	16,565,438
Invesco Liquid Assets Portfolio –Institutional Class, 2.06% (c)	11,829,541	11,833,090
Invesco Treasury Portfolio –Institutional Class, 1.79% (c)	18,931,930	18,931,930
Total Money Market Funds (Cost $47,328,275)		47,330,458
TOTAL INVESTMENTS IN SECURITIES–100.56% (Cost $1,090,271,712)		1,378,743,096
OTHER ASSETS LESS LIABILITIES–(0.56)%		(7,616,587)
NET ASSETS–100.00%		$1,371,126,509

Investment Abbreviations:

REIT — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco American Value Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco American Value Fund

As of July 31, 2018, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended July 31, 2018, there were no material transfers between valuation levels.

Invesco American Value Fund

Invesco Comstock Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2018

invesco.com/us	VK-COM-QTR-1	09/18	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.04%

Aerospace & Defense–1.88%

Arconic Inc.	5,229,201	$113,421,370
Textron Inc.	1,934,804	132,089,069
		245,510,439

Agricultural Products–0.82%

Archer-Daniels-Midland Co.	2,215,644	106,926,979

Asset Management & Custody Banks–2.46%

Bank of New York Mellon Corp. (The)	3,319,227	177,479,068
State Street Corp.	1,623,963	143,412,172
		320,891,240

Automobile Manufacturers–1.80%

General Motors Co.	6,192,702	234,765,333

Automotive Retail–1.02%

Advance Auto Parts, Inc.	941,931	133,028,915

Biotechnology–2.41%

Biogen Inc. (b)	317,098	106,028,058
Gilead Sciences, Inc.	1,182,036	91,997,862
Shire PLC	2,034,142	115,799,740
		313,825,660

Broadcasting–0.43%

CBS Corp. -Class B	1,076,933	56,722,061

Building Products–1.76%

Johnson Controls International PLC	6,135,681	230,149,394

Cable & Satellite–0.91%

Charter Communications, Inc. -Class A (b)	158,379	48,239,076
Comcast Corp. -Class A	1,969,035	70,452,072
		118,691,148

Communications Equipment–2.60%

Cisco Systems, Inc.	8,019,911	339,162,036

Construction Machinery & Heavy Trucks–0.55%

Caterpillar Inc.	499,351	71,806,674

Consumer Finance–0.81%

Ally Financial Inc.	3,927,569	105,101,746

Diversified Banks–15.33%

Bank of America Corp.	20,009,206	617,884,282
Citigroup Inc.	9,619,962	691,579,068
JPMorgan Chase & Co.	4,204,975	483,361,876
Wells Fargo & Co.	3,604,727	206,514,810
		1,999,340,036

	Shares	Value

Electrical Components & Equipment–2.09%

Eaton Corp. PLC	2,341,125	$194,711,366
Emerson Electric Co.	1,071,521	77,449,538
		272,160,904

Fertilizers & Agricultural Chemicals–0.89%

CF Industries Holdings, Inc.	2,623,649	116,542,489

Health Care Distributors–1.44%

Cardinal Health, Inc.	1,922,411	96,024,429
McKesson Corp.	733,023	92,067,689
		188,092,118

Health Care Equipment–0.86%

Medtronic PLC	1,246,321	112,455,544

Health Care Services–0.61%

CVS Health Corp.	1,227,592	79,621,617

Hotels, Resorts & Cruise Lines–1.63%

Carnival Corp.	3,586,700	212,476,108

Household Products–2.14%

Kimberly-Clark Corp.	1,450,946	165,204,711
Reckitt Benckiser Group PLC (United Kingdom)	1,270,453	113,342,185
		278,546,896

Industrial Conglomerates–0.46%

General Electric Co.	4,439,903	60,515,878

Industrial Machinery–0.60%

Ingersoll-Rand PLC	790,627	77,884,666

Integrated Oil & Gas–9.74%

BP PLC -ADR (United Kingdom)	5,725,242	258,151,162
Chevron Corp.	2,002,641	252,873,479
Occidental Petroleum Corp.	1,550,380	130,123,393
Royal Dutch Shell PLC -Class A -ADR (United Kingdom)	4,356,933	297,883,509
Suncor Energy, Inc. (Canada)	7,851,939	330,880,710
		1,269,912,253

Internet Software & Services–1.31%

Altaba Inc. (b)	817,331	60,032,962
eBay Inc. (b)	3,332,854	111,483,966
		171,516,928

Investment Banking & Brokerage–2.96%

Goldman Sachs Group, Inc. (The)	594,150	141,069,034
Morgan Stanley	4,835,414	244,478,532
		385,547,566

See accompanying notes which are an integral part of this schedule.

Invesco Comstock Fund

	Shares	Value

IT Consulting & Other Services–0.91%

Cognizant Technology Solutions Corp. -Class A	1,457,313	$118,771,010

Life & Health Insurance–2.02%

Aflac, Inc.	1,578,569	73,466,601
MetLife, Inc.	4,165,502	190,530,062
		263,996,663

Managed Health Care–1.62%

Anthem, Inc.	836,816	211,714,448

Multi-Line Insurance–1.83%

American International Group, Inc.	4,313,140	238,128,459

Oil & Gas Equipment & Services–0.80%

Halliburton Co.	2,465,365	104,580,783

Oil & Gas Exploration & Production–8.26%

Anadarko Petroleum Corp.	1,080,926	79,069,737
Canadian Natural Resources Ltd. (Canada)	4,036,508	148,322,314
Devon Energy Corp.	5,506,434	247,844,594
Hess Corp.	2,964,817	194,580,940
Marathon Oil Corp.	13,090,557	276,472,564
Noble Energy, Inc.	2,627,715	94,834,234
QEP Resources, Inc. (b)	3,477,474	36,130,955
		1,077,255,338

Packaged Foods & Meats–1.16%

Danone S.A. (France)	1,932,848	151,906,408

Paper Packaging–1.09%

International Paper Co.	2,643,408	142,030,312

Pharmaceuticals–7.84%

Allergan PLC	1,156,512	212,902,294
Merck & Co., Inc.	2,173,962	143,198,877
Mylan N.V. (b)	3,462,246	129,176,398
Novartis AG (Switzerland)	1,283,022	107,698,205
Pfizer Inc.	6,485,429	258,963,180
Sanofi -ADR (France)	3,948,747	171,217,670
		1,023,156,624

Property & Casualty Insurance–0.97%

Allstate Corp. (The)	1,336,555	127,133,112

Regional Banks–4.74%

Citizens Financial Group, Inc.	4,037,779	160,622,849
Fifth Third Bancorp	6,949,227	205,627,627
KeyCorp	2,518,052	52,551,745
PNC Financial Services Group, Inc. (The)	1,378,446	199,640,334
		618,442,555

Semiconductors–3.56%

Intel Corp.	4,448,015	213,949,521
QUALCOMM Inc.	3,907,986	250,462,823
		464,412,344

	Shares	Value

Systems Software–1.44%

Microsoft Corp.	1,767,643	$187,511,570

Technology Hardware, Storage & Peripherals–0.61%

NetApp, Inc.	1,020,903	79,140,401

Wireless Telecommunication Services–0.68%

Vodafone Group PLC (United Kingdom)	36,200,565	88,377,966
Total Common Stocks & Other Equity Interests (Cost $8,755,093,028)		12,397,752,621

Money Market Funds–4.89%

Invesco Government & Agency Portfolio –Institutional Class, 1.82% (c)	223,251,365	223,251,365
Invesco Liquid Assets Portfolio –Institutional Class, 2.06% (c)	159,448,702	159,496,537
Invesco Treasury Portfolio –Institutional Class, 1.79% (c)	255,144,418	255,144,418
Total Money Market Funds (Cost $637,861,509)		637,892,320
TOTAL INVESTMENTS IN SECURITIES–99.93% (Cost $9,392,954,537)		13,035,644,941
OTHER ASSETS LESS LIABILITIES–0.07%		9,042,818
NET ASSETS–100.00%		$13,044,687,759

Investment Abbreviations:

ADR   —   American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Comstock Fund

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
08/24/2018	Barclays Bank PLC	EUR	66,101,530	USD	77,530,287	$ 112,016
08/24/2018	Goldman Sachs International	EUR	66,101,232	USD	77,497,745	79,824
08/24/2018	JPMorgan Chase Bank, N.A.	EUR	66,101,232	USD	77,521,145	103,224
08/24/2018	Royal Bank of Canada	EUR	66,101,232	USD	77,487,632	69,711
08/24/2018	Royal Bank of Canada	USD	3,859,079	GBP	2,940,806	4,303
Subtotal—Appreciation						369,078
08/24/2018	Barclays Bank PLC	CAD	101,818,215	USD	77,452,037	(848,564)
08/24/2018	Barclays Bank PLC	CHF	26,368,039	USD	26,634,652	(41,831)
08/24/2018	Barclays Bank PLC	GBP	58,111,952	USD	76,285,356	(57,208)
08/24/2018	Barclays Bank PLC	USD	3,194,312	GBP	2,427,178	(5,691)
08/24/2018	Goldman Sachs International	CAD	101,829,506	USD	77,443,365	(865,919)
08/24/2018	Goldman Sachs International	GBP	56,232,516	USD	73,789,150	(84,368)
08/24/2018	JPMorgan Chase Bank, N.A.	CAD	101,829,506	USD	77,470,114	(839,170)
08/24/2018	JPMorgan Chase Bank, N.A.	CHF	26,364,165	USD	26,625,118	(47,446)
08/24/2018	JPMorgan Chase Bank, N.A.	GBP	56,232,516	USD	73,797,529	(75,990)
08/24/2018	JPMorgan Chase Bank, N.A.	USD	4,378,421	GBP	3,330,431	(3,183)
08/24/2018	Royal Bank of Canada	GBP	56,232,516	USD	73,769,188	(104,331)
Subtotal—Depreciation						(2,973,701)
Total Forward Foreign Currency Contracts—Currency Risk						$ (2,604,623)

Abbreviations:
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro

GBP	—	British Pound Sterling
USD	—	U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Comstock Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Comstock Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended July 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$12,174,254,676	$223,497,945	$—	$ 12,397,752,621
Money Market Funds	637,892,320	—	—	637,892,320
Total Investments in Securities	12,812,146,996	223,497,945	—	13,035,644,941
Other Investments – Assets*
Forward Foreign Currency Contracts	—	369,078	—	369,078
Other Investments – Liabilities*
Forward Foreign Currency Contracts	—	(2,973,701)	—	(2,973,701)
Total Other Investments	—	(2,604,623)	—	(2,604,623)
Total Investments	$12,812,146,996	$220,893,322	$—	$ 13,033,040,318

* Unrealized appreciation (depreciation).

Invesco Comstock Fund

Invesco Dividend Income Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2018

invesco.com/us	I-DIVI-QTR-1	09/18	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.15%

Aerospace & Defense–1.66%

General Dynamics Corp.	72,170	$ 14,416,679
Lockheed Martin Corp.	46,586	15,191,695
		29,608,374

Air Freight & Logistics–1.43%

United Parcel Service, Inc. -Class B	213,337	25,576,973

Asset Management & Custody Banks–2.58%

Federated Investors, Inc. -Class B	393,430	9,521,006
Waddell & Reed Financial, Inc. -Class A	1,761,384	36,478,263
		45,999,269

Electric Utilities–7.74%

American Electric Power Co., Inc.	274,639	19,537,818
Duke Energy Corp.	316,567	25,838,199
Exelon Corp.	1,074,424	45,663,020
Pinnacle West Capital Corp.	252,925	20,342,758
Portland General Electric Co.	589,422	26,736,182
		138,117,977

Electrical Components & Equipment–2.71%

ABB Ltd. (Switzerland)	1,086,289	24,950,665
Emerson Electric Co.	323,798	23,404,119
		48,354,784

Fertilizers & Agricultural Chemicals–0.80%

Nutrien Ltd. (Canada)	263,046	14,286,197

Food Distributors–1.46%

Sysco Corp.	387,253	26,027,274

Gas Utilities–3.26%

National Fuel Gas Co.	700,415	37,612,286
Southwest Gas Holdings, Inc.	262,591	20,534,616
		58,146,902

General Merchandise Stores–1.63%

Target Corp.	361,330	29,152,104

Household Products–5.26%

Kimberly-Clark Corp.	285,416	32,497,466
Procter & Gamble Co. (The)	758,141	61,318,444
		93,815,910

Industrial Machinery–1.07%

Kennametal Inc.	489,747	19,080,543

Integrated Oil & Gas–7.61%

Exxon Mobil Corp.	400,832	32,671,816
Royal Dutch Shell PLC -Class B (United Kingdom)	368,701	12,904,133
Suncor Energy, Inc. (Canada)	1,107,670	46,645,011

	Shares	Value

Integrated Oil & Gas–(continued)

TOTAL S.A. (France)	669,773	$ 43,700,979
		135,921,939

Integrated Telecommunication Services–9.52%

AT&T Inc.	1,683,164	53,810,753
BT Group PLC (United Kingdom)	10,317,908	31,622,357
Deutsche Telekom AG (Germany)	1,859,261	30,763,893
Verizon Communications Inc.	1,039,820	53,696,305
		169,893,308

Motorcycle Manufacturers–1.14%

Harley-Davidson, Inc.	473,769	20,319,952

Multi-Utilities–8.33%

CMS Energy Corp.	367,874	17,783,029
Dominion Energy, Inc.	852,967	61,166,264
National Grid PLC (United Kingdom)	2,566,572	27,398,068
Public Service Enterprise Group Inc.	209,777	10,816,101
Sempra Energy	273,630	31,628,892
		148,792,354

Packaged Foods & Meats–8.23%

Campbell Soup Co.	602,492	24,641,923
Danone S.A. (France)	222,906	17,518,630
General Mills, Inc.	1,082,848	49,875,979
Kraft Heinz Co. (The)	414,131	24,951,393
Nestle S.A. (Switzerland)	368,228	30,011,614
		146,999,539

Paper Packaging–2.59%

International Paper Co.	393,443	21,139,692
Sonoco Products Co.	450,086	25,123,801
		46,263,493

Pharmaceuticals–10.13%

Bayer AG (Germany)	242,580	27,021,538
Bristol-Myers Squibb Co.	655,931	38,535,946
Eli Lilly and Co.	463,778	45,825,904
Johnson & Johnson	152,069	20,152,184
Merck & Co., Inc.	749,400	49,362,978
		180,898,550

Property & Casualty Insurance–1.59%

Travelers Cos., Inc. (The)	217,830	28,348,396

Regional Banks–4.59%

Cullen/Frost Bankers, Inc.	166,897	18,440,450
M&T Bank Corp.	302,220	52,389,837
Prosperity Bancshares, Inc.	157,440	11,044,416
		81,874,703

See accompanying notes which are an integral part of this schedule.

Invesco Dividend Income Fund

	Shares	Value

Restaurants–2.79%

Darden Restaurants, Inc.	119,886	$12,820,609
McDonald’s Corp.	234,799	36,990,234
		49,810,843

Semiconductors–0.60%

Microchip Technology Inc.	115,460	10,787,428

Soft Drinks–3.30%

Coca-Cola Co. (The)	1,264,598	58,968,205

Specialized REITs–2.23%

Weyerhaeuser Co.	1,166,110	39,857,640

Tobacco–3.90%

Altria Group, Inc.	311,817	18,297,422
Imperial Brands PLC (United Kingdom)	852,601	32,699,549
Philip Morris International Inc.	215,828	18,625,955
		69,622,926
Total Common Stocks & Other Equity Interests (Cost $1,470,392,518)		1,716,525,583

	Shares	Value

Money Market Funds–3.75%

Invesco Government & Agency Portfolio –Institutional Class, 1.82% (b)	23,441,738	$23,441,738
Invesco Liquid Assets Portfolio –Institutional Class, 2.06% (b)	16,749,922	16,754,947
Invesco Treasury Portfolio –Institutional Class, 1.79% (b)	26,790,557	26,790,557
Total Money Market Funds (Cost $66,984,297)		66,987,242
TOTAL INVESTMENTS IN SECURITIES–99.90% (Cost $1,537,376,815)		1,783,512,825
OTHER ASSETS LESS LIABILITIES–0.10%		1,771,597
NET ASSETS–100.00%		$1,785,284,422

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
08/24/2018	JPMorgan Chase Bank, N.A.	EUR	1,233,696	USD	1,448,754	$ 3,846
08/24/2018	JPMorgan Chase Bank, N.A.	USD	166,449	EUR	142,403	334
08/24/2018	State Street Bank and Trust Co.	USD	2,462,739	EUR	2,106,193	4,039
Subtotal—Appreciation						8,219
08/24/2018	Bank of America, N.A.	EUR	13,533,638	USD	15,838,890	(11,739)
08/24/2018	Canadian Imperial Bank of Commerce	EUR	13,533,669	USD	15,839,670	(10,995)
08/24/2018	State Street Bank and Trust Co.	EUR	13,533,668	USD	15,845,923	(4,742)
Subtotal—Depreciation						(27,476)
Total Forward Foreign Currency Contracts—Currency Risk						$ (19,257)

  Abbreviations:

  EUR    —   Euro

  USD    —   U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco Dividend Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Dividend Income Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Dividend Income Fund

E.	Forward Foreign Currency Translations – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended July 31, 2018, there were transfers from Level 2 to Level 1 of $197,035,649, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,634,969,807	$81,555,776	$—	$ 1,716,525,583
Money Market Funds	66,987,242	—	—	66,987,242
Total Investments in Securities	1,701,957,049	81,555,776	—	1,783,512,825
Other Investments – Assets*
Forward Foreign Currency Contracts	—	8,219	—	8,219
Other Investments – Liabilities*
Forward Foreign Currency Contracts	—	(27,476)	—	(27,476)
Total Other Investments	—	(19,257)	—	(19,257)
Total Investments	$1,701,957,049	$81,536,519	$—	$ 1,783,493,568

* Unrealized appreciation (depreciation).

Invesco Dividend Income Fund

Invesco Energy Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2018

invesco.com/us	I-ENE-QTR-1	09/18	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.36%

Diversified Metals & Mining–2.51%

Glencore PLC (Switzerland)	1,820,772	$ 8,020,824
Turquoise Hill Resources Ltd. (Mongolia)(b)	2,766,329	7,662,731
		15,683,555

Integrated Oil & Gas–30.44%

BP PLC -ADR (United Kingdom)	890,308	40,143,988
Chevron Corp.	261,785	33,055,592
Exxon Mobil Corp.	222,052	18,099,458
Occidental Petroleum Corp.	292,134	24,518,807
Royal Dutch Shell PLC -Class A -ADR (United Kingdom)	464,661	31,768,872
Suncor Energy, Inc. (Canada)	817,114	34,409,428
TOTAL S.A. (France)	119,960	7,827,084
		189,823,229

Oil & Gas Drilling–3.52%

Ensco PLC -Class A	1,060,064	7,876,275
Helmerich & Payne, Inc.	229,014	14,050,009
		21,926,284

Oil & Gas Equipment & Services–13.47%

Baker Hughes, a GE Co.	410,883	14,208,334
Core Laboratories N.V.	141,562	15,871,932
Halliburton Co.	470,991	19,979,438
Oceaneering International, Inc. (b)	296,536	8,113,225
Schlumberger Ltd.	181,623	12,263,185
Superior Energy Services, Inc. (b)	1,358,256	13,365,239
Tidewater Inc. -Series A, Wts., expiring 07/31/2023 (b)	24,724	123,620
Tidewater Inc. -Series B, Wts., expiring 07/31/2023 (b)	26,728	106,912
		84,031,885

Oil & Gas Exploration & Production–41.81%

Anadarko Petroleum Corp.	245,056	17,925,846
Apache Corp.	204,699	9,416,154
Cabot Oil & Gas Corp.	641,474	15,074,639
Canadian Natural Resources Ltd. (Canada)	896,392	32,938,108
Cobalt International Energy, Inc. (b)(c)	526,022	0
Concho Resources Inc. (b)	38,830	5,663,356
Devon Energy Corp.	768,613	34,595,271
EOG Resources, Inc.	149,619	19,291,874
Hess Corp.	405,973	26,644,008
Laredo Petroleum, Inc. (b)	630,916	5,880,137
Noble Energy, Inc.	945,933	34,138,722
PrairieSky Royalty Ltd. (Canada)	1,285,213	24,383,332

	Shares	Value

Oil & Gas Exploration & Production–(continued)

Range Resources Corp.	1,765,282	$ 27,238,301
Tullow Oil PLC (Ghana)(b)	2,532,625	7,529,304
		260,719,052

Oil & Gas Refining & Marketing–4.61%

Caltex Australia Ltd. (Australia)	274,801	6,647,559
Phillips 66	179,339	22,119,672
		28,767,231
Total Common Stocks & Other Equity Interests (Cost $674,912,596)		600,951,236

	Principal Amount

Bonds & Notes–0.01%

Oil & Gas Exploration & Production–0.01%

Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 3.13%, 05/15/2024 (Cost $8,258,929)(d)	$17,188,000	65,314

	Shares

Money Market Funds–4.51%

Invesco Government & Agency Portfolio –Institutional Class, 1.82% (e)	9,850,404	9,850,404
Invesco Liquid Assets Portfolio –Institutional Class, 2.06% (e)	7,034,764	7,036,875
Invesco Treasury Portfolio –Institutional Class, 1.79% (e)	11,257,604	11,257,604
Total Money Market Funds (Cost $28,144,722)		28,144,883
TOTAL INVESTMENTS IN SECURITIES–100.88% (Cost $711,316,247)		629,161,433
OTHER ASSETS LESS LIABILITIES–(0.88)%		(5,513,012)
NET ASSETS–100.00%		$ 623,648,421

Investment Abbreviations:
ADR	—	American Depositary Receipt
Conv.	—	Convertible
Sr.	—	Senior
Unsec.	—	Unsecured
Wts.	—	Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Energy Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 2.

(d)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at July 31, 2018 represented less than 1% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Energy Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Energy Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.    Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Energy Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may cause price fluctuations in its shares.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended July 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$585,103,328	$15,847,908	$0	$600,951,236
Bonds & Notes	—	65,314	—	65,314
Money Market Funds	28,144,883	—	—	28,144,883
Total Investments	$613,248,211	$15,913,222	$0	$629,161,433

Invesco Energy Fund

Invesco Gold & Precious Metals Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2018

invesco.com/us	I-GPM-QTR-1	09/18	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.82%

Australia–1.48%

Cardinal Resources Ltd. (a)	2,120,827	$782,563
Gold Road Resources Ltd. (a)	5,098,276	2,556,740
		3,339,303

Brazil–1.47%

Yamana Gold Inc.	1,039,782	3,316,905

Canada–68.54%

Agnico Eagle Mines Ltd.	209,513	8,774,404
Alamos Gold Inc. -Class A	1,434,159	7,783,497
Atlantic Gold Corp. (a)	542,060	712,552
B2Gold Corp. (a)	2,692,764	6,706,811
Barrick Gold Corp.	354,811	3,970,335
Belo Sun Mining Corp. (a)	10,049,698	1,545,097
Chesapeake Gold Corp. (a)	490,876	754,700
Continental Gold Inc. (a)	3,757,044	11,177,123
Detour Gold Corp. (a)	706,349	6,961,136
Franco-Nevada Corp.	135,647	9,949,984
Goldcorp, Inc.	713,575	8,919,688
INV Metals Inc. (a)	2,887,837	1,043,382
Ivanhoe Mines Ltd. -Class A (a)	2,604,022	5,184,623
Kinross Gold Corp. (a)	3,255,886	11,763,589
Lundin Gold Inc. (a)	1,893,282	7,277,096
Nevsun Resources Ltd.	2,171,868	8,064,052
New Gold Inc. (a)	1,107,541	1,379,265
Northern Empire Resources Corp. (a)	2,248,791	2,454,767
Osisko Mining Inc. (a)	993,786	1,718,890
Premier Gold Mines Ltd. (a)	1,488,908	2,815,631
Pretium Resources Inc. (a)	858,966	7,045,522
Progress Minerals Inc. (Acquired 06/26/2018; Cost $1,215,733) (a)(b)(c)(d)	6,474,020	1,244,190
Sandstorm Gold Ltd. (a)	1,706,921	7,558,031
SEMAFO Inc. (a)	2,318,221	6,807,552
Superior Gold Inc. (a)	895,751	908,938
TMAC Resources Inc. (a)	849,821	4,638,297
Torex Gold Resources Inc. (a)	1,151,243	8,504,782
Wheaton Precious Metals Corp. (a)	427,051	8,946,719
		154,610,653

Ivory Coast–2.17%

Endeavour Mining Corp. (a)	267,587	4,895,700

Jersey–2.29%

Randgold Resources Ltd. -ADR	69,838	5,157,536

Mexico–2.38%

Fresnillo, PLC	393,917	5,364,312

Mongolia–6.28%

Turquoise Hill Resources Ltd. (a)	5,102,299	14,159,434

	Shares	Value

Switzerland–0.72%

Glencore PLC	366,250	$1,613,396

Tanzania–0.72%

Acacia Mining PLC (a)	1,018,941	1,635,653

United States–13.77%

Boart Longyear Ltd. (a)	8,083,336	60,055
Boart Longyear Ltd. -Wts., expiring 09/13/2024 (a)	11,188,146	33,249
Coeur Mining, Inc. (a)	534,347	3,740,429
iShares® Gold Trust - ETF (a)	629,900	7,395,026
Newmont Mining Corp.	336,602	12,346,561
SPDR® Gold Trust - ETF (a)	64,600	7,492,954
		31,068,274
Total Common Stocks & Other Equity Interests (Cost $275,393,751)		225,161,166

Money Market Funds–0.28%

Invesco Government & Agency Portfolio –Institutional Class, 1.82% (e)	224,575	224,575

Invesco Liquid Assets Portfolio –Institutional Class, 2.06% (e)	160,359	160,407

Invesco Treasury Portfolio –Institutional Class, 1.79% (e)	256,657	256,657
Total Money Market Funds (Cost $641,639)		641,639
TOTAL INVESTMENTS IN SECURITIES–100.10% (Cost $276,035,390)		225,802,805
OTHER ASSETS LESS LIABILITIES–(0.10)%		(225,690)
NET ASSETS–100.00%		$225,577,115

See accompanying notes which are an integral part of this schedule.

Invesco Gold & Precious Metals Fund

Investment Abbreviations:

ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor’s Depositary Receipt
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)

Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2018 represented less than 1% of the Fund’s Net Assets.

(c)

Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of July 31, 2018 represented less than 1% of the Fund’s Net Assets.

See Note 3.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 2.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Gold & Precious Metals Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Gold & Precious Metals Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Gold & Precious Metals Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

Fluctuations in the price of gold and precious metals may affect the profitability of companies in the gold and precious metals sector. Changes in the political or economic conditions of countries where companies in the gold and precious metals sector are located may have a direct effect on the price of gold and precious metals.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended July 31, 2018, there were no material transfers between valuation levels.

Invesco Gold & Precious Metals Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$3,339,303	$—	$—	$3,339,303
Brazil	3,316,905	—	—	3,316,905
Canada	153,366,463	—	1,244,190	154,610,653
Ivory Coast	4,895,700	—	—	4,895,700
Jersey	5,157,536	—	—	5,157,536
Mexico	—	5,364,312	—	5,364,312
Mongolia	14,159,434	—	—	14,159,434
Switzerland	—	1,613,396	—	1,613,396
Tanzania	1,635,653	—	—	1,635,653
United States	31,068,274	—	—	31,068,274
Money Market Funds	641,639	—	—	641,639
Total Investments	$217,580,907	$6,977,708	$1,244,190	$225,802,805

NOTE 3— Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the three months ended July 31, 2018.

	Value 04/30/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 07/31/18	Dividend Income
Progress Minerals Inc.	$ —	$ 1,215,733	$ —	$ 28,457	$ —	$ 1,244,190	$ —

Invesco Gold & Precious Metals Fund

Invesco Mid Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2018

invesco.com/us	VK-MCG-QTR-1	09/18	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.94%

Aerospace & Defense–3.23%

Huntington Ingalls Industries, Inc.	122,496	$28,547,693
Raytheon Co.	169,351	33,536,578
TransDigm Group, Inc.	89,509	33,614,210
		95,698,481

Air Freight & Logistics–1.16%

XPO Logistics, Inc. (b)	344,245	34,328,111

Alternative Carriers–1.06%

Zayo Group Holdings, Inc. (b)	848,406	31,467,379

Apparel Retail–1.71%

Burlington Stores, Inc. (b)	330,387	50,486,437

Apparel, Accessories & Luxury Goods–0.83%

PVH Corp.	159,586	24,499,643

Application Software–4.66%

Guidewire Software Inc. (b)	506,674	43,675,299
SS&C Technologies Holdings, Inc.	984,896	52,268,431
Tyler Technologies, Inc. (b)	186,777	42,022,957
		137,966,687

Auto Parts & Equipment–1.54%

Aptiv PLC	464,241	45,528,115

Biotechnology–4.51%

BioMarin Pharmaceutical Inc. (b)	418,843	42,118,852
Neurocrine Biosciences, Inc. (b)	458,104	46,034,871
Sage Therapeutics, Inc. (b)	100,235	14,465,915
Sarepta Therapeutics, Inc. (b)	264,947	30,797,440
		133,417,078

Building Products–0.72%

A.O. Smith Corp.	356,425	21,217,980

Casinos & Gaming–1.32%

Wynn Resorts Ltd.	234,509	39,111,411

Communications Equipment–1.70%

Arista Networks Inc. (b)	46,750	11,955,377
F5 Networks, Inc. (b)	223,247	38,260,071
		50,215,448

Data Processing & Outsourced Services–6.86%

Black Knight, Inc. (b)	915,457	47,283,354
Broadridge Financial Solutions, Inc.	314,369	35,517,410
Fidelity National Information Services, Inc.	459,763	47,415,358

	Shares	Value

Data Processing & Outsourced Services–(continued)

FleetCor Technologies Inc. (b)	108,842	$23,618,714
Worldpay, Inc. -Class A (b)	600,720	49,373,177
		203,208,013

Distillers & Vintners–0.49%

Constellation Brands, Inc. -Class A	68,717	14,446,375

Education Services–1.95%

Bright Horizons Family Solutions Inc. (b)	319,270	34,158,697
Grand Canyon Education, Inc. (b)	203,602	23,725,741
		57,884,438

Electrical Components & Equipment–0.90%

Sensata Technologies Holding PLC (b)	488,355	26,551,861

Electronic Components–1.29%

Amphenol Corp. -Class A	409,016	38,247,086

Electronic Equipment & Instruments–0.69%

FLIR Systems, Inc.	347,770	20,379,322

Electronic Manufacturing Services–0.76%

Flex Ltd. (b)	1,617,265	22,577,019

Environmental & Facilities Services–1.05%

Republic Services, Inc.	430,271	31,186,042

Financial Exchanges & Data–4.30%

London Stock Exchange Group PLC (United Kingdom)	581,992	33,588,390
MarketAxess Holdings, Inc.	154,939	30,022,530
Nasdaq, Inc.	353,782	32,335,675
S&P Global Inc.	155,851	31,238,774
		127,185,369

General Merchandise Stores–1.53%

Dollar Tree, Inc. (b)	494,800	45,165,344

Health Care Equipment–5.66%

Boston Scientific Corp. (b)	1,310,910	44,059,685
DexCom Inc. (b)	483,605	46,005,344
LivaNova PLC (b)	338,781	37,309,951
Penumbra, Inc. (b)	282,075	40,125,169
		167,500,149

Health Care Services–0.90%

Laboratory Corp. of America Holdings (b)	151,898	26,633,795

Home Entertainment Software–2.71%

Electronic Arts Inc. (b)	348,777	44,905,039
Nintendo Co., Ltd. (Japan)	51,600	17,010,461
Take-Two Interactive Software, Inc. (b)	161,181	18,216,676
		80,132,176

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

	Shares	Value

Hotels, Resorts & Cruise Lines–1.95%

Hilton Worldwide Holdings Inc.	372,234	$29,279,926
Royal Caribbean Cruises Ltd.	252,123	28,429,390
		57,709,316

Industrial Conglomerates–1.68%

Roper Technologies, Inc.	164,393	49,630,247

Industrial Machinery–3.84%

Fortive Corp.	392,509	32,217,139
Ingersoll-Rand PLC	318,069	31,332,977
John Bean Technologies Corp.	203,731	22,532,649
Stanley Black & Decker Inc.	184,930	27,641,487
		113,724,252

Insurance Brokers–1.16%

Brown & Brown, Inc.	1,175,468	34,394,194

Internet Software & Services–2.43%

GoDaddy, Inc. -Class A (b)	620,921	45,712,204
LogMeIn, Inc.	325,207	26,358,027
		72,070,231

Investment Banking & Brokerage–3.66%

E*TRADE Financial Corp. (b)	1,004,861	60,100,736
TD Ameritrade Holding Corp.	842,084	48,125,101
		108,225,837

IT Consulting & Other Services–1.16%

Gartner, Inc. (b)	253,382	34,315,524

Life Sciences Tools & Services–2.31%

Mettler-Toledo International Inc. (b)	77,736	46,059,357
Syneos Health, Inc. (b)	453,327	22,337,688
		68,397,045

Managed Health Care–3.08%

Centene Corp. (b)	416,673	54,304,992
Humana Inc.	117,814	37,014,803
		91,319,795

Movies & Entertainment–1.35%

Live Nation Entertainment, Inc. (b)	810,711	39,951,838

Oil & Gas Equipment & Services–0.81%

Halliburton Co.	564,022	23,925,813

Oil & Gas Exploration & Production–0.98%

Parsley Energy, Inc. -Class A (b)	927,488	29,150,948

Oil & Gas Storage & Transportation–1.50%

Cheniere Energy, Inc. (b)	697,873	44,314,936

Pharmaceuticals–1.22%

Zoetis Inc.	417,051	36,066,571

	Shares	Value

Research & Consulting Services–3.93%

CoStar Group Inc. (b)	151,138	$62,850,737
Equifax Inc.	168,075	21,093,413
IHS Markit Ltd. (b)	612,373	32,474,140
		116,418,290

Restaurants–1.60%

Domino’s Pizza, Inc.	179,895	47,251,221

Semiconductor Equipment–1.95%

Entegris, Inc.	723,268	25,422,870
Teradyne, Inc.	746,820	32,299,965
		57,722,835

Semiconductors–3.02%

Analog Devices, Inc.	327,414	31,477,582
Microchip Technology Inc.	618,756	57,810,373
		89,287,955

Specialized Consumer Services–1.40%

ServiceMaster Global Holdings, Inc. (b)	728,973	41,544,171

Specialized REITs–1.99%

Equinix, Inc.	56,498	24,818,441
SBA Communications Corp. -Class A (b)	215,026	34,027,865
		58,846,306

Specialty Chemicals–2.29%

Celanese Corp. -Series A	256,793	30,329,821
Sherwin-Williams Co. (The)	84,830	37,387,126
		67,716,947

Systems Software–2.94%

Red Hat, Inc. (b)	178,014	25,140,917
ServiceNow, Inc. (b)	352,234	61,979,095
		87,120,012

Technology Hardware, Storage & Peripherals–1.16%

NetApp, Inc.	444,236	34,437,175
Total Common Stocks & Other Equity Interests (Cost $2,202,649,129)		2,928,575,218

Money Market Funds–0.88%

Invesco Government & Agency Portfolio –Institutional Class, 1.82% (c)	9,150,969	9,150,969
Invesco Liquid Assets Portfolio –Institutional Class, 2.06% (c)	6,533,905	6,535,865
Invesco Treasury Portfolio –Institutional Class, 1.79% (c)	10,458,251	10,458,251
Total Money Market Funds (Cost $26,143,817)		26,145,085
TOTAL INVESTMENTS IN SECURITIES–99.82% (Cost $2,228,792,946)		2,954,720,303
OTHER ASSETS LESS LIABILITIES–0.18%		5,393,219
NET ASSETS–100.00%		$2,960,113,522

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

Investment Abbreviations:

REIT    —    Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Mid Cap Growth Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Mid Cap Growth Fund

E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Mid Cap Growth Fund

The following is a summary of the tiered valuation input levels, as of July 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended July 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,911,564,757	$17,010,461	$—	$2,928,575,218
Money Market Funds	26,145,085	—	—	26,145,085
Total Investments	$2,937,709,842	$17,010,461	$—	$2,954,720,303

Invesco Mid Cap Growth Fund

Invesco Small Cap Value Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2018

invesco.com/us	VK-SCV-QTR-1	09/18	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2018

(Unaudited)

	Shares	Value

Common Stocks–96.09%

Advertising–2.88%

Interpublic Group of Cos., Inc. (The)	2,254,100	$ 50,829,955
MDC Partners Inc. -Class A (b)(c)	3,404,879	17,364,883
		68,194,838

Agricultural & Farm Machinery–0.47%

AGCO Corp.	175,688	11,071,858

Asset Management & Custody Banks–2.82%

Affiliated Managers Group, Inc.	418,600	66,980,186

Auto Parts & Equipment–2.58%

Dana Inc.	1,642,040	35,057,554
Delphi Technologies PLC	273,800	12,367,546
Motorcar Parts of America, Inc. (c)	634,745	13,710,492
		61,135,592

Automobile Manufacturers–0.20%

Winnebago Industries, Inc.	119,659	4,774,394

Building Products–6.87%

Builders FirstSource, Inc. (c)	3,505,012	62,844,865
JELD-WEN Holding, Inc. (c)	842,300	23,112,712
Masonite International Corp. (c)	387,600	26,453,700
Owens Corning	811,700	50,503,974
		162,915,251

Construction & Engineering–3.21%

AECOM (c)	2,271,899	76,244,930

Construction Machinery & Heavy Trucks–1.16%

REV Group, Inc.	1,597,469	27,428,543

Consumer Finance–3.43%

SLM Corp. (c)	7,209,000	81,389,610

Diversified Metals & Mining–0.00%

Ferroglobel Representation & Warranty Insurance Trust (c)(d)	1,203,948	1

Electronic Components–3.19%

Belden Inc.	1,169,968	75,755,428

Electronic Manufacturing Services–1.37%

Flex Ltd. (c)	726,139	10,136,901
Sanmina Corp. (c)	770,912	22,433,539
		32,570,440

Environmental & Facilities Services–3.78%

Stericycle, Inc. (c)	821,840	57,413,742
Team, Inc. (c)	1,478,186	32,224,455
		89,638,197

	Shares	Value

Health Care Distributors–4.18%

Cardinal Health, Inc.	886,300	$ 44,270,685
McKesson Corp.	437,200	54,912,320
		99,183,005

Health Care Equipment–0.75%

Invacare Corp.	1,002,000	17,885,700

Health Care Facilities–7.49%

Acadia Healthcare Co., Inc. (c)	1,401,800	55,343,064
Brookdale Senior Living Inc. (c)	4,903,121	47,020,930
Capital Senior Living Corp. (c)	1,044,200	10,431,558
Hanger, Inc. (b)(c)	3,710,700	64,937,250
		177,732,802

Home Furnishings–0.42%

Ethan Allen Interiors Inc.	445,500	10,023,750

Homebuilding–0.77%

LGI Homes, Inc. (c)	37,216	1,923,695
TRI Pointe Group, Inc. (c)	1,153,200	16,340,844
		18,264,539

Hotels, Resorts & Cruise Lines–2.24%

Norwegian Cruise Line Holdings Ltd. (c)	1,063,400	53,201,902

Household Products–1.23%

Spectrum Brands Holdings, Inc. (c)	333,304	29,120,771

Human Resource & Employment Services–0.99%

Kforce Inc.	337,990	12,776,022
ManpowerGroup Inc.	51,533	4,805,967
TrueBlue, Inc. (c)	217,177	5,874,638
		23,456,627

Industrial Conglomerates–0.91%

Carlisle Cos. Inc.	174,800	21,472,432

Industrial Machinery–1.96%

ITT Inc.	821,600	46,560,072

Investment Banking & Brokerage–7.92%

E*TRADE Financial Corp. (c)	1,124,000	67,226,440
Greenhill & Co., Inc.	764,373	24,994,997
LPL Financial Holdings, Inc.	1,445,019	95,790,310
		188,011,747

Leisure Products–2.69%

American Outdoor Brands Corp. (c)	1,812,583	17,165,161
Mattel, Inc.	2,193,000	34,802,910
Nautilus, Inc. (c)	825,200	11,759,100
		63,727,171

Life & Health Insurance–2.18%

CNO Financial Group, Inc.	2,541,118	51,711,751

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Value Fund

	Shares	Value

Metal & Glass Containers–0.79%

Crown Holdings, Inc. (c)	415,985	$ 18,831,641

Oil & Gas Equipment & Services–2.15%

Forum Energy Technologies, Inc. (c)	1,637,500	21,533,125
Helix Energy Solutions Group Inc. (c)	2,954,000	29,569,540
		51,102,665

Oil & Gas Exploration & Production–1.01%

Parsley Energy, Inc. -Class A (c)	764,900	24,040,807

Pharmaceuticals–2.39%

Mylan N.V. (c)	1,516,400	56,576,884

Real Estate Services–2.25%

Realogy Holdings Corp.	2,440,096	53,364,900

Regional Banks–2.89%

First Horizon National Corp.	2,406,267	43,048,117
Zions Bancorp.	495,200	25,601,840
		68,649,957

Research & Consulting Services–3.67%

Dun & Bradstreet Corp. (The)	426,046	53,634,931
Huron Consulting Group Inc. (c)	323,016	14,099,649
Resources Connection Inc.	1,215,948	19,333,573
		87,068,153

Specialty Chemicals–1.34%

Flotek Industries, Inc. (c)	2,380,500	7,379,550
Kraton Corp. (c)	505,507	24,309,832
		31,689,382

Specialty Stores–0.32%

MarineMax, Inc. (c)	409,787	7,683,506

Steel–4.86%

Allegheny Technologies, Inc. (c)	1,806,400	50,217,920
Carpenter Technology Corp.	1,186,504	64,984,824
		115,202,744

Thrifts & Mortgage Finance–5.94%

BofI Holding, Inc. (c)	1,004,912	39,211,666
MGIC Investment Corp. (c)	4,436,913	55,372,674
Radian Group Inc.	2,418,186	46,308,262
		140,892,602

Trading Companies & Distributors–2.79%

Beacon Roofing Supply, Inc. (c)	631,790	26,585,723
BMC Stock Holdings, Inc. (c)	1,084,295	23,854,490
DXP Enterprises, Inc. (c)	381,300	15,762,942
		66,203,155
Total Common Stocks (Cost $1,962,802,246)		2,279,757,933

	Shares	Value

Money Market Funds–5.21%

Invesco Government & Agency Portfolio –Institutional Class, 1.82% (e)	43,280,801	$ 43,280,801
Invesco Liquid Assets Portfolio –Institutional Class, 2.06% (e)	30,907,796	30,917,069
Invesco Treasury Portfolio –Institutional Class, 1.79% (e)	49,463,773	49,463,773
Total Money Market Funds (Cost $123,657,918)		123,661,643
TOTAL INVESTMENTS IN SECURITIES–101.30% (Cost $2,086,460,164)		2,403,419,576
OTHER ASSETS LESS LIABILITIES–(1.30)%		(30,761,433)
NET ASSETS–100.00%		$ 2,372,658,143

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company “Act of 1940”) of that issuer. The aggregate value of these securities as of July 31, 2018 was $82,302,133, which represented 3.47% of the Fund’s Net Assets. See Note 3.

(c)	Non-income producing security.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 2.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Small Cap Value Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

NOTE 2 — Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Small Cap Value Fund

The following is a summary of the tiered valuation input levels, as of July 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended July 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,279,757,932	$—	$1	$2,279,757,933
Money Market Funds	123,661,643	—	—	123,661,643
Total Investments	$2,403,419,575	$—	$1	$2,403,419,576

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the three months ended July 31, 2018.

	Value 04/30/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 07/31/18	Dividend Income
American Outdoor Brands Corp.(a)	$50,368,989	$—	$(34,525,416)	$19,933,913	$(18,612,325)	$17,165,161	$—
Hanger, Inc.	86,435,164	—	(18,217,267)	1,899,123	(5,179,770)	64,937,250	—
Kforce Inc.(a)	40,313,255	—	(39,174,991)	(3,385,286)	15,023,044	12,776,022	94,019
MDC Partners Inc. -Class A	34,336,486	—	(5,466,964)	7,246,819	(18,751,458)	17,364,883	—
Total	$211,453,894	$—	$(97,384,638)	$25,694,569	$(27,520,509)	$112,243,316	$94,019

(a) As of July 31, 2018, this security is no longer considered as an affiliate of the fund.

Invesco Small Cap Value Fund

Invesco Technology Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2018

invesco.com/us	I-TEC-QTR-1	09/18	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.64%

Aerospace & Defense–1.12%

Raytheon Co.	54,720	$ 10,836,202

Application Software–3.34%

Adobe Systems Inc. (b)	43,675	10,686,399
salesforce.com, inc. (b)	158,344	21,716,879
		32,403,278

Biotechnology–2.43%

Alexion Pharmaceuticals, Inc. (b)	97,434	12,954,825
Celgene Corp. (b)	117,756	10,608,638
		23,563,463

Cable & Satellite–1.06%

Charter Communications, Inc. -Class A (b)	33,761	10,282,925

Communications Equipment–1.73%

Palo Alto Networks, Inc. (b)	84,658	16,784,295

Consumer Electronics–3.07%

Sony Corp. (Japan)	549,900	29,740,153

Data Processing & Outsourced Services–6.79%

Mastercard Inc. -Class A	103,655	20,523,690
PayPal Holdings, Inc. (b)	183,307	15,056,837
Visa Inc. -Class A	221,682	30,312,797
		65,893,324

Electronic Equipment & Instruments–0.53%

Keysight Technologies, Inc. (b)	88,589	5,138,162

Health Care Equipment–3.92%

Boston Scientific Corp. (b)	351,234	11,804,975
Intuitive Surgical, Inc. (b)	33,322	16,933,907
Stryker Corp.	56,712	9,258,234
		37,997,116

Home Entertainment Software–16.39%

Activision Blizzard, Inc.	412,541	30,288,760
Electronic Arts Inc. (b)	240,796	31,002,485
Nintendo Co., Ltd. (Japan)	87,900	28,977,122
Sea Ltd. -ADR (Thailand)(b)(c)	662,546	9,341,899
Take-Two Interactive Software, Inc. (b)	286,330	32,361,017
UbiSoft Entertainment S.A. (France)(b)	244,445	26,994,894
		158,966,177

Internet & Direct Marketing Retail–12.36%

Amazon.com, Inc. (b)	54,256	96,436,784
Booking Holdings Inc. (b)	5,300	10,752,216
Netflix, Inc. (b)	37,697	12,720,853
		119,909,853

	Shares	Value

Internet Software & Services–18.14%

Alibaba Group Holding Ltd. -ADR (China)(b)	278,162	$ 52,080,271
Alphabet Inc. -Class A (b)	40,864	50,149,118
Alphabet Inc. -Class C (b)	15,912	19,369,041
Baidu, Inc. -ADR (China)(b)	52,264	12,918,616
Facebook, Inc. -Class A (b)	240,260	41,464,071
		175,981,117

Life Sciences Tools & Services–4.50%

Illumina, Inc. (b)	59,348	19,250,117
IQVIA Holdings Inc. (b)	110,783	13,508,879
Thermo Fisher Scientific, Inc.	46,605	10,930,271
		43,689,267

Managed Health Care–3.12%

UnitedHealth Group Inc.	119,342	30,219,781

Semiconductor Equipment–4.04%

Applied Materials, Inc.	385,262	18,735,291
ASML Holding N.V. -New York Shares (Netherlands)	95,660	20,471,240
		39,206,531

Semiconductors–5.95%

Broadcom Inc.	40,709	9,028,035
Integrated Device Technology, Inc. (b)	708,487	24,393,207
NVIDIA Corp.	60,044	14,702,374
Semtech Corp. (b)	201,330	9,553,109
		57,676,725

Systems Software–6.28%

Microsoft Corp.	469,020	49,753,642
ServiceNow, Inc. (b)	63,269	11,132,813
		60,886,455

Technology Hardware, Storage & Peripherals–4.87%

Apple Inc.	248,408	47,269,558
Total Common Stocks & Other Equity Interests (Cost $492,939,434)		966,444,382

Money Market Funds–0.82%

Invesco Government & Agency Portfolio –Institutional Class, 1.82% (d)	2,803,978	2,803,978
Invesco Liquid Assets Portfolio –Institutional Class, 2.06% (d)	2,002,928	2,003,529
Invesco Treasury Portfolio –Institutional Class, 1.79% (d)	3,120,285	3,120,285
Total Money Market Funds (Cost $7,927,181)		7,927,792
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–100.46% (Cost $500,866,615)		974,372,174

See accompanying notes which are an integral part of this schedule.

Invesco Technology Fund

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.04%

Invesco Government & Agency Portfolio - Institutional Class, 1.82% (Cost $399,826)(d)(e)	399,826	$ 399,826
TOTAL INVESTMENTS IN SECURITIES–100.50% (Cost $501,266,441)		974,772,000
OTHER ASSETS LESS LIABILITIES–(0.50)%		(4,856,363)
NET ASSETS–100.00%		$ 969,915,637

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at July 31, 2018.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Technology Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to

Invesco Technology Fund

D.	Securities Lending – (continued)

counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

Invesco Technology Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended July 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$907,727,107	$58,717,275	$—	$966,444,382
Money Market Funds	8,327,618	—	—	8,327,618
Total Investments	$916,054,725	$58,717,275	$—	$974,772,000

Invesco Technology Fund

Invesco Technology Sector Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2018

invesco.com/us	MS-TECH-QTR-1	09/18	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–100.08%

Aerospace & Defense–1.12%

Raytheon Co.	5,858	$1,160,060

Application Software–3.38%

Adobe Systems Inc. (b)	4,708	1,151,953
salesforce.com, inc. (b)	17,083	2,342,934
		3,494,887

Biotechnology–2.45%

Alexion Pharmaceuticals, Inc. (b)	10,500	1,396,080
Celgene Corp. (b)	12,607	1,135,765
		2,531,845

Cable & Satellite–1.07%

Charter Communications, Inc. -Class A (b)	3,633	1,106,539

Communications Equipment–1.74%

Palo Alto Networks, Inc. (b)	9,089	1,801,985

Consumer Electronics–3.09%

Sony Corp. (Japan)	59,100	3,196,296

Data Processing & Outsourced Services–6.83%

Mastercard Inc. -Class A	11,127	2,203,146
PayPal Holdings, Inc. (b)	19,624	1,611,916
Visa Inc. -Class A	23,795	3,253,728
		7,068,790

Electronic Equipment & Instruments–0.53%

Keysight Technologies, Inc. (b)	9,549	553,842

Health Care Equipment–3.93%

Boston Scientific Corp. (b)	37,575	1,262,896
Intuitive Surgical, Inc. (b)	3,574	1,816,271
Stryker Corp.	6,045	986,846
		4,066,013

Home Entertainment Software–16.37%

Activision Blizzard, Inc.	43,872	3,221,082
Electronic Arts Inc. (b)	25,605	3,296,643
Nintendo Co., Ltd. (Japan)	9,300	3,065,839
Sea Ltd. -ADR (Thailand)(b)	71,508	1,008,263
Take-Two Interactive Software, Inc. (b)	30,448	3,441,233
UbiSoft Entertainment S.A. (France)(b)	26,310	2,905,503
		16,938,563

Internet & Direct Marketing Retail–12.45%

Amazon.com, Inc. (b)	5,823	10,350,033
Booking Holdings Inc. (b)	575	1,166,514
Netflix, Inc. (b)	4,045	1,364,985
		12,881,532

	Shares	Value

Internet Software & Services–18.26%

Alibaba Group Holding Ltd. -ADR (China)(b)	29,806	$5,580,577
Alphabet Inc. -Class A (b)	4,425	5,430,449
Alphabet Inc. -Class C (b)	1,715	2,087,601
Baidu, Inc. -ADR (China)(b)	5,585	1,380,500
Facebook, Inc. -Class A (b)	25,605	4,418,911
		18,898,038

Life Sciences Tools & Services–4.50%

Illumina, Inc. (b)	6,316	2,048,658
IQVIA Holdings Inc. (b)	11,852	1,445,233
Thermo Fisher Scientific, Inc.	4,968	1,165,145
		4,659,036

Managed Health Care–3.11%

UnitedHealth Group Inc.	12,720	3,220,958

Semiconductor Equipment–4.05%

Applied Materials, Inc.	41,340	2,010,364
ASML Holding N.V. -New York Shares (Netherlands)	10,222	2,187,508
		4,197,872

Semiconductors–5.99%

Broadcom Inc.	4,368	968,691
Integrated Device Technology, Inc. (b)	76,511	2,634,274
NVIDIA Corp.	6,443	1,577,633
Semtech Corp. (b)	21,604	1,025,110
		6,205,708

Systems Software–6.32%

Microsoft Corp.	50,335	5,339,537
ServiceNow, Inc. (b)	6,827	1,201,279
		6,540,816

Technology Hardware, Storage & Peripherals–4.89%

Apple Inc.	26,587	5,059,240
Total Common Stocks & Other Equity Interests (Cost $58,074,517)		103,582,020

Money Market Funds–0.64%

Invesco Government & Agency Portfolio –Institutional Class, 1.82% (c)	230,373	230,373
Invesco Liquid Assets Portfolio –Institutional Class, 2.06% (c)	163,667	163,716
Invesco Treasury Portfolio –Institutional Class, 1.79% (c)	263,284	263,284
Total Money Market Funds (Cost $657,324)		657,373
TOTAL INVESTMENTS IN SECURITIES–100.72% (Cost $58,731,841)		104,239,393
OTHER ASSETS LESS LIABILITIES–(0.72)%		(744,252)
NET ASSETS–100.00%		$103,495,141

See accompanying notes which are an integral part of this schedule.

Invesco Technology Sector Fund

Investment Abbreviations:

ADR     —     American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Technology Sector Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Technology Sector Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Technology Sector Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended July 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$97,319,885	$6,262,135	$—	$103,582,020
Money Market Funds	657,373	—	—	657,373
Total Investments	$97,977,258	$6,262,135	$—	$104,239,393

Invesco Technology Sector Fund

Invesco Value Opportunities Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2018

invesco.com/us	VK-VOPP-QTR-1	09/18	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2018

(Unaudited)

	Shares	Value

Common Stocks–97.35%

Advertising–4.07%

Interpublic Group of Cos., Inc. (The)	870,700	$19,634,285
Omnicom Group Inc.	198,355	13,652,775
		33,287,060

Agricultural & Farm Machinery–0.55%

AGCO Corp.	71,620	4,513,492

Asset Management & Custody Banks–2.84%

Affiliated Managers Group, Inc.	145,000	23,201,450

Auto Parts & Equipment–2.10%

Dana Inc.	514,568	10,986,027
Delphi Technologies PLC	137,200	6,197,324
		17,183,351

Building Products–2.62%

Owens Corning	344,400	21,428,568

Construction & Engineering–3.57%

AECOM (b)	869,390	29,176,728

Consumer Finance–3.76%

SLM Corp. (b)	2,720,600	30,715,574

Diversified Banks–9.16%

Bank of America Corp.	909,794	28,094,439
Citigroup Inc.	355,421	25,551,215
JPMorgan Chase & Co.	185,005	21,266,325
		74,911,979

Electronic Components–3.57%

Belden Inc.	450,992	29,201,732

Electronic Manufacturing Services–0.56%

Flex Ltd. (b)	327,680	4,574,413

Environmental & Facilities Services–3.22%

Stericycle, Inc. (b)	377,268	26,355,942

Health Care Distributors–6.16%

Cardinal Health, Inc.	472,500	23,601,375
McKesson Corp.	213,100	26,765,360
		50,366,735

Health Care Facilities–4.71%

Acadia Healthcare Co., Inc. (b)	502,500	19,838,700
Brookdale Senior Living Inc. (b)	1,952,085	18,720,495
		38,559,195

	Shares	Value

Homebuilding–1.12%

D.R. Horton, Inc.	208,700	$9,120,190

Hotels, Resorts & Cruise Lines–2.10%

Norwegian Cruise Line Holdings Ltd. (b)	344,100	17,215,323

Household Products–1.78%

Spectrum Brands Holdings, Inc. (b)	166,524	14,549,202

Industrial Conglomerates–1.45%

Carlisle Cos. Inc.	96,800	11,890,912

Industrial Machinery–2.17%

ITT Inc.	313,000	17,737,710

Investment Banking & Brokerage–6.30%

E*TRADE Financial Corp. (b)	263,600	15,765,916
LPL Financial Holdings, Inc.	469,066	31,094,385
TD Ameritrade Holding Corp.	81,200	4,640,580
		51,500,881

Leisure Products–2.17%

Mattel, Inc.	1,117,350	17,732,345

Life & Health Insurance–2.36%

MetLife, Inc.	422,000	19,302,280

Managed Health Care–4.97%

Anthem, Inc.	119,700	30,284,100
Cigna Corp.	57,700	10,352,534
		40,636,634

Metal & Glass Containers–1.13%

Crown Holdings, Inc. (b)	203,263	9,201,716

Oil & Gas Exploration & Production–2.75%

Apache Corp.	219,500	10,097,000
Parsley Energy, Inc. -Class A (b)	394,000	12,383,420
		22,480,420

Other Diversified Financial Services–1.66%

AXA Equitable Holdings, Inc. (b)	618,500	13,600,815

Pharmaceuticals–4.62%

Mylan N.V. (b)	721,900	26,934,089
Novartis AG (Switzerland)	129,600	10,878,759
		37,812,848

Real Estate Services–2.61%

Realogy Holdings Corp.	974,950	21,322,157

Research & Consulting Services–3.28%

Dun & Bradstreet Corp. (The)	212,859	26,796,820

See accompanying notes which are an integral part of this schedule.

Invesco Value Opportunities Fund

	Shares	Value

Steel–2.12%

Allegheny Technologies, Inc. (b)	623,948	$17,345,754

Systems Software–3.25%

Oracle Corp.	557,200	26,567,296

Thrifts & Mortgage Finance–4.62%

MGIC Investment Corp. (b)	1,925,316	24,027,944
Radian Group Inc.	720,349	13,794,683
		37,822,627
Total Common Stocks (Cost $704,874,672)		796,112,149

	Shares	Value

Money Market Funds–4.27%

Invesco Government & Agency Portfolio –Institutional Class, 1.82% (c)	12,230,879	$12,230,879
Invesco Liquid Assets Portfolio –Institutional Class, 2.06% (c)	8,733,811	8,736,431
Invesco Treasury Portfolio –Institutional Class, 1.79% (c)	13,978,147	13,978,147
Total Money Market Funds (Cost $34,944,606)		34,945,457
TOTAL INVESTMENTS IN SECURITIES–101.62% (Cost $739,819,278)		831,057,606
OTHER ASSETS LESS LIABILITIES–(1.62)%		(13,256,939)
NET ASSETS–100.00%		$817,800,667

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Value Opportunities Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Value Opportunities Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended July 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$785,233,390	$10,878,759	$—	$796,112,149
Money Market Funds	34,945,457	—	—	34,945,457
Total Investments	$820,178,847	$10,878,759	$—	$831,057,606

Invesco Value Opportunities Fund

Item 2.   Controls and Procedures.

(a)

As of September 20, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 20, 2018, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 28, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 28, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	September 28, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.